Consolidated statement of changes in equity - GBP (£) £ in Millions	Shareholders' equity	Share capital	Share premium	Retained earnings	Translation reserve	Available-for-sale securities reserves	Non-controlling interests	Total
Reserves
Profit for the year	£ 1,921			£ 1,921				£ 1,921
Other comprehensive income:
Exchange movements on foreign operations and net investment hedges, net of tax	1,161				£ 1,161			1,161
Net unrealised valuation movements, net of related change in amortisation of deferred acquisition costs and related tax	31					£ 31		31
Shareholders' share of actuarial gains and losses on defined benefit pension schemes, net of related tax	(93)			(93)				(93)
Total other comprehensive income (loss)	1,099			(93)	1,161	31		1,099
Total comprehensive income for the year	3,020			1,828	1,161	31		3,020
Dividends	(1,267)			(1,267)				(1,267)
Reserve movements in respect of share-based payments	(51)			(51)				(51)
Share capital and share premium
New share capital subscribed	13	£ 1	£ 12					13
Treasury shares
Movement in own shares in respect of share-based payment plans	2			2				2
Movement in Prudential plc shares purchased by unit trusts consolidated under IFRS	(6)			(6)				(6)
Net increase (decrease) in equity	1,711	1	12	506	1,161	31		1,711
Equity at beginning of year at Dec. 31, 2015	12,955	128	1,915	10,436	149	327	£ 1	12,956
Equity at end of year at Dec. 31, 2016	14,666	129	1,927	10,942	1,310	358	1	14,667
Reserves
Profit for the year	2,389			2,389			1	2,390
Other comprehensive income:
Exchange movements on foreign operations and net investment hedges, net of tax	(470)				(470)			(470)
Net unrealised valuation movements, net of related change in amortisation of deferred acquisition costs and related tax	486					486		486
Shareholders' share of actuarial gains and losses on defined benefit pension schemes, net of related tax	89			89				89
Total other comprehensive income (loss)	105			89	(470)	486		105
Total comprehensive income for the year	2,494			2,478	(470)	486	1	2,495
Dividends	(1,159)			(1,159)				(1,159)
Reserve movements in respect of share-based payments	89			89				89
Change in non-controlling interests							5	5
Share capital and share premium
New share capital subscribed	21		21					21
Treasury shares
Movement in own shares in respect of share-based payment plans	(15)			(15)				(15)
Movement in Prudential plc shares purchased by unit trusts consolidated under IFRS	(9)			(9)				(9)
Net increase (decrease) in equity	1,421		21	1,384	(470)	486	6	1,427
Equity at end of year at Dec. 31, 2017	16,087	129	1,948	12,326	840	844	7	16,094
Reserves
Profit for the year	3,010			3,010			3	3,013
Other comprehensive income:
Exchange movements on foreign operations and net investment hedges, net of tax	348				348		1	349
Net unrealised valuation movements, net of related change in amortisation of deferred acquisition costs and related tax	(1,083)					(1,083)		(1,083)
Shareholders' share of actuarial gains and losses on defined benefit pension schemes, net of related tax	73			73				73
Total other comprehensive income (loss)	(662)			73	348	(1,083)	1	(661)
Total comprehensive income for the year	2,348			3,083	348	(1,083)	4	2,352
Dividends	(1,244)			(1,244)				(1,244)
Reserve movements in respect of share-based payments	69			69				69
Change in non-controlling interests							7	7
Movements in respect of option to acquire non-controlling interests	(109)			(109)				(109)
Share capital and share premium
New share capital subscribed	17	1	16					17
Treasury shares
Movement in own shares in respect of share-based payment plans	29			29				29
Movement in Prudential plc shares purchased by unit trusts consolidated under IFRS	52			52				52
Net increase (decrease) in equity	1,162	1	16	1,880	348	(1,083)	11	1,173
Equity at end of year at Dec. 31, 2018	£ 17,249	£ 130	£ 1,964	£ 14,206	£ 1,188	£ (239)	£ 18	£ 17,267